Quarterly Report
December 31, 2024
MFS®  International New Discovery Fund
MIO-Q1

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 1.3%
Babcock International Group PLC	1,142,013	$7,155,579
LISI Group	406,818	9,270,853
MTU Aero Engines Holding AG	45,430	15,152,890
Singapore Technologies Engineering Ltd.	12,838,800	43,809,767
		$75,389,089
Airlines – 0.6%
Enav S.p.A.	5,153,511	$21,769,442
Mainfreight Ltd.	304,373	12,516,807
		$34,286,249
Alcoholic Beverages – 0.8%
Carlsberg Group	195,097	$18,698,873
China Resources Beer Holdings Co. Ltd.	8,693,000	28,261,638
		$46,960,511
Apparel Manufacturers – 1.2%
Burberry Group PLC	511,400	$6,231,000
Eclat Textile Co. Ltd.	2,446,000	37,975,690
Shenzhou International Group Holdings Ltd.	3,634,100	29,010,474
		$73,217,164
Automotive – 2.0%
ARB Corp. (l)	439,880	$11,056,630
Daikyonishikawa Corp. (l)	332,421	1,354,429
Hero MotoCorp Ltd.	409,610	19,905,954
Koito Manufacturing Co. Ltd.	1,291,600	16,302,623
Mahindra & Mahindra Ltd.	473,258	16,579,410
Niterra Co. Ltd.	380,100	12,115,087
Opmobility	319,197	3,316,321
Stanley Electric Co. Ltd.	577,931	9,480,505
TS Tech Co. Ltd. (l)	997,300	11,308,933
USS Co. Ltd.	1,652,800	14,464,429
		$115,884,321
Biotechnology – 0.1%
Virbac S.A.	18,020	$5,889,687
Broadcasting – 0.9%
4imprint Group PLC	59,342	$3,589,025
Nippon Television Holdings, Inc.	630,300	10,900,208
TBS Holdings, Inc.	550,900	13,995,681
Toho Co. Ltd.	605,800	23,574,832
		$52,059,746
Brokerage & Asset Managers – 2.7%
B3 S.A. - Brasil Bolsa Balcao	10,772,300	$17,994,956
Bolsa Mexicana de Valores S.A. de C.V.	9,154,900	14,647,137
Euronext N.V.	256,108	28,704,705
Hargreaves Lansdown PLC	1,312,899	18,046,928
IPH Ltd.	7,838,956	24,405,167
JAFCO Group Co. Ltd.	197,100	2,695,886
Omni Bridgeway Ltd. (a)(l)	6,690,332	6,004,422
Partners Group Holding AG	2,944	3,989,995
Rathbones Group PLC	607,875	12,632,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
TMX Group Ltd.	955,730	$29,440,832
		$158,562,607
Business Services – 8.4%
Amadeus Fire AG	100,673	$7,935,870
Auto Trader Group PLC	792,394	7,843,928
Baycurrent Consulting, Inc.	134,600	4,516,763
Bunzl PLC	774,450	31,882,788
Compass Group PLC	1,132,372	37,641,364
dip Corp. (l)	402,500	6,341,008
Doshisha Co. Ltd.	141,800	1,965,295
Elis S.A.	270,778	5,267,384
Fullcast Holdings Co. Ltd. (l)	668,800	6,303,539
IMCD Group N.V.	107,889	15,978,200
Imdex Ltd.	12,787,030	18,361,715
Intertek Group PLC	467,610	27,677,757
Iwatani Corp.	1,252,400	14,319,283
Johnson Service Group PLC	2,037,495	3,458,804
Karnov Group AB (a)	812,865	6,046,610
Moltiply Group S.p.A	212,769	8,011,423
MONY Group PLC	7,104,579	17,085,801
NS Solutions Corp.	2,766,300	71,091,087
Pasona Group, Inc. (l)	462,700	5,969,739
Pluxee N.V.	591,892	11,395,046
Rightmove PLC	2,539,749	20,334,339
RS Group PLC	2,467,318	21,050,413
San-Ai Obbli Co. Ltd.	1,962,200	23,631,949
Scout24 AG	275,274	24,265,633
Sodexo	713,669	58,807,658
Sohgo Security Services Co. Ltd.	2,845,000	19,484,533
TIS, Inc.	546,200	12,868,341
		$489,536,270
Chemicals – 0.5%
Borregaard ASA	560,238	$8,976,880
JCU Corp.	619,500	14,968,271
KH Neochem Co. Ltd. (l)	409,600	5,263,625
		$29,208,776
Computer Software – 3.4%
ARGO GRAPHICS, Inc.	688,500	$21,828,447
Douzone Bizon Co. Ltd.	447,057	19,344,178
Iress Ltd. (a)	1,560,926	8,994,718
Kingdee International Software Group Co. Ltd. (a)	7,895,000	8,670,965
OBIC Co. Ltd.	2,678,400	79,467,751
PCA Corp. (h)	1,398,900	19,003,001
Temairazu, Inc. (l)	261,400	5,324,150
Totvs S.A.	2,285,200	9,894,883
Wisetech Global Ltd.	355,979	26,673,537
		$199,201,630
Computer Software - Systems – 2.9%
Alten S.A.	63,760	$5,192,440
Amadeus IT Group S.A.	516,523	36,335,984
DTS Corp.	783,500	20,754,889
Elecom Co. Ltd.	850,200	7,996,024
EPAM Systems, Inc. (a)	105,722	24,719,918
Kardex Holding AG	94,216	28,081,569
Pole To Win Holdings, Inc.	1,706,900	4,892,047

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Venture Corp. Ltd.	4,200,900	$40,450,946
		$168,423,817
Conglomerates – 0.0%
Koc Holding A.S.	452,887	$2,266,087
Construction – 4.1%
Bellway PLC	456,944	$14,255,441
Breedon Group PLC	10,786,863	60,160,649
Fletcher Building Ltd. (a)(l)	3,298,000	5,205,308
Forterra PLC (h)	14,582,719	29,574,892
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,164,739	10,415,116
James Hardie Industries PLC, GDR (a)	412,626	12,787,621
Kingspan Group PLC	32,788	2,384,841
Marshalls PLC	503,453	1,856,153
PT Indocement Tunggal Prakarsa Tbk	24,754,200	11,381,241
Reliance Worldwide Corp.	4,834,770	15,022,254
Rinnai Corp.	269,700	5,545,720
Techtronic Industries Co. Ltd.	3,818,000	50,387,876
Zhejiang Supor Co. Ltd.	3,264,879	23,800,283
		$242,777,395
Consumer Products – 1.5%
Dabur India Ltd.	6,661,487	$39,280,203
Essity AB	864,312	23,100,192
Kobayashi Pharmaceutical Co. Ltd. (l)	116,500	4,598,513
Lion Corp. (l)	1,082,500	12,102,706
Mitsubishi Pencil Co. Ltd. (l)	86,800	1,264,326
Pigeon Corp. (l)	945,800	8,727,162
PZ Cussons PLC	364,404	370,209
		$89,443,311
Consumer Services – 2.1%
Asante, Inc.	170,200	$1,791,705
CAR Group Ltd.	623,600	13,906,759
Heian Ceremony Service Co.	363,967	1,915,034
Localiza Rent a Car S.A.	724,949	3,778,557
MakeMyTrip Ltd. (a)	125,777	14,122,242
Meitec Group Holdings, Inc.	1,115,700	20,914,376
Seek Ltd.	762,170	10,647,288
SMS Co. Ltd.	555,100	5,499,512
Trip.com Group Ltd. (a)	595,581	41,409,583
WEB Travel Group Ltd. (a)	3,264,973	9,275,725
		$123,260,781
Containers – 2.0%
CCL Industries, Inc.	218,605	$11,246,193
Huhtamaki Oyj	615,309	21,785,232
Mayr-Melnhof Karton AG	133,652	11,020,097
Toyo Seikan Group Holdings Ltd.	903,900	13,723,579
Verallia	1,081,778	27,207,190
Viscofan S.A.	391,537	24,739,990
Winpak Ltd.	244,167	8,107,476
		$117,829,757
Electrical Equipment – 2.3%
Advantech Co. Ltd.	1,194,843	$12,628,318
Cembre S.p.A.	542,000	23,383,589
Halma PLC	595,921	19,947,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Legrand S.A.	395,701	$38,294,290
LS Electric Co. Ltd. (a)	104,626	11,193,550
Sagami Rubber Industries Co. Ltd.	264,700	1,675,854
TAKUMA Co. Ltd.	969,000	10,152,294
Voltronic Power Technology Corp.	292,659	16,603,753
		$133,878,824
Electronics – 4.1%
Amano Corp. (l)	187,220	$5,059,997
ASM International N.V.	25,950	14,805,604
ASM Pacific Technology Ltd.	3,681,000	35,498,819
Chroma Ate, Inc.	1,545,000	19,274,505
Fukui Computer Holdings, Inc.	205,100	3,967,669
INTER ACTION Corp.	467,700	2,955,941
Melexis N.V.	29,760	1,741,720
Samsung Electro-Mechanics Co. Ltd. (a)	289,020	24,103,899
Silergy Corp.	2,305,000	28,369,123
Silicon Motion Technology Corp., ADR	640,606	34,624,754
Tripod Technology Corp.	4,767,000	28,717,305
VAT Group AG	16,140	6,096,405
WIN Semiconductors Corp. (a)	5,839,000	19,947,475
Zuken, Inc.	559,300	14,618,967
		$239,782,183
Energy - Independent – 0.4%
PT United Tractors Tbk	14,165,800	$23,565,660
Energy - Integrated – 0.5%
Capricorn Energy PLC	134,642	$493,876
Galp Energia SGPS S.A., “B”	1,691,799	28,046,613
		$28,540,489
Engineering - Construction – 1.1%
Comsys Holdings Corp.	160,900	$3,280,661
Doosan Bobcat, Inc.	423,959	11,945,259
Johns Lyng Group Ltd. (l)	3,392,961	7,854,274
NRW Holdings Ltd.	5,527,573	13,137,758
Prologis Property Mexico S.A. de C.V., REIT	1,421,631	3,948,331
Technip Energies N.V.	974,883	25,952,697
		$66,118,980
Entertainment – 1.2%
CTS Eventim AG	508,760	$43,029,472
Lottery Corp. Ltd.	4,411,000	13,487,131
Toei Co. Ltd.	397,000	14,785,471
		$71,302,074
Food & Beverages – 6.8%
ARIAKE JAPAN Co. Ltd.	854,200	$30,211,534
AVI Ltd.	3,001,605	17,451,738
Bakkafrost P/f	586,750	32,679,121
Britvic PLC	1,256,810	20,595,812
Cranswick PLC	824,777	50,085,957
Ezaki Glico Co. Ltd. (l)	390,900	11,661,537
Gruma S.A.B. de C.V.	896,503	14,012,293
Kato Sangyo Co. Ltd.	711,700	20,308,107
Kerry Group PLC	184,710	17,807,653
Morinaga & Co. Ltd.	1,184,400	20,385,162
Orion Corp. (a)	461,926	32,130,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
S Foods, Inc. (l)	841,000	$14,574,366
Shenguan Holdings Group Ltd.	13,203,505	484,507
T. Hasegawa Co. Ltd. (h)	2,595,000	50,748,394
Takasago International Corp.	109,200	4,046,115
Tate & Lyle PLC	376,983	3,054,475
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	17,634,898
Toyo Suisan Kaisha Ltd.	286,400	19,415,942
Universal Robina Corp.	13,814,830	18,867,172
		$396,155,492
Food & Drug Stores – 1.4%
BIM Birlesik Magazalar A.S.	336,998	$5,020,814
DFI Retail Group Holdings Ltd.	6,359,109	14,689,542
JM Holdings Co. Ltd.	253,700	4,084,159
Nahdi Medical Co.	244,824	7,662,560
Paltac Corp.	463,300	12,766,357
SAN-A Co. Ltd.	175,400	3,210,043
Spencer's Retail Ltd. (a)	723,473	686,682
Sugi Holdings Co. Ltd.	1,045,900	16,372,434
Sundrug Co. Ltd.	769,800	19,648,094
		$84,140,685
Forest & Paper Products – 0.3%
Sakata Seed Corp.	181,300	$3,976,735
Suzano S.A.	1,128,500	11,285,274
		$15,262,009
Furniture & Appliances – 0.9%
Howden Joinery Group PLC	1,903,907	$18,839,491
Paramount Bed Holdings Co. Ltd. (l)	1,473,800	25,240,281
SEB S.A.	110,521	9,959,118
		$54,038,890
Gaming & Lodging – 1.4%
Flutter Entertainment PLC (a)	82,613	$21,351,330
Sands China Ltd. (a)	13,911,200	37,434,941
Shangri-La Asia Ltd.	29,944,000	20,433,932
		$79,220,203
General Merchandise – 2.0%
B&M European Value Retail S.A.	7,029,726	$32,297,886
Dollarama, Inc.	841,907	82,161,267
Seria Co. Ltd. (l)	183,200	3,279,891
		$117,739,044
Insurance – 2.6%
Admiral Group PLC	212,870	$7,028,516
AUB Group Ltd.	2,044,358	39,479,088
Hiscox Ltd.	1,743,413	23,637,328
Samsung Fire & Marine Insurance Co. Ltd.	124,646	30,353,966
Steadfast Group Ltd.	9,630,104	34,571,207
Unipol Gruppo S.p.A.	1,371,462	17,090,166
		$152,160,271
Internet – 0.6%
Digital Garage, Inc.	471,000	$11,448,988
Kakaku.com, Inc.	841,200	12,823,260
Proto Corp.	1,073,800	8,784,658
		$33,056,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.6%
Kawai Musical Instruments Manufacturing Co. Ltd. (l)	119,800	$2,244,845
NCSoft Corp. (a)	66,779	8,305,699
Thule Group AB	335,372	10,354,721
VTech Holdings Ltd.	1,769,665	12,030,710
		$32,935,975
Machinery & Tools – 5.5%
Aalberts Industries N.V.	61,184	$2,160,635
AirTAC International Group	876,000	22,551,633
Azbil Corp.	2,524,400	19,356,261
Carel Industries S.p.A. (l)	114,532	2,199,548
DAIFUKU Co. Ltd.	254,100	5,270,021
Finning International, Inc.	353,723	9,373,063
Fuji Seal International, Inc.	1,517,600	24,362,612
Fujitec Co. Ltd.	496,100	19,195,426
Fukushima Galilei Co. Ltd.	1,122,600	18,730,828
GEA Group AG	1,209,580	59,915,755
Globalwafers Co. Ltd.	1,860,000	21,644,070
Haitian International Holdings Ltd.	6,775,000	18,405,941
Interpump Group S.p.A.	67,865	2,998,911
METAWATER Co. Ltd.	870,600	10,010,686
MISUMI Group, Inc.	225,900	3,473,455
MonotaRO Co. Ltd. (l)	649,000	10,907,279
Nabtesco Corp. (l)	815,900	14,383,065
Nissei ASB Machine Co. Ltd.	151,400	4,845,623
Obara Group, Inc.	128,500	3,258,679
Rational AG	2,996	2,557,207
Rotork PLC	2,206,516	8,668,215
SGH Ltd.	980,316	27,978,007
SIG Group AG	487,090	9,596,352
		$321,843,272
Major Banks – 0.6%
Bank of Ireland Group PLC	995,642	$9,081,943
Kyoto Financial Group, Inc.	1,669,800	24,620,649
		$33,702,592
Medical & Health Technology & Services – 1.3%
ARATA Corp.	296,800	$5,940,258
AS ONE Corp.	1,048,600	17,523,539
BML, Inc.	883,400	16,253,456
Burning Rock Biotech Ltd., ADR (a)	28,538	192,632
DKSH Holding Ltd.	45,850	3,400,039
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	4,327,557
Hapvida Participacoes e Investimentos S.A. (a)	14,535,100	5,246,691
ICON PLC (a)	25,629	5,374,658
Medipal Holdings Corp.	724,100	10,932,194
Ryman Healthcare Ltd. (a)	2,130,319	5,613,912
		$74,804,936
Medical Equipment – 3.1%
ConvaTec Group PLC	5,206,344	$14,417,422
Demant A.S. (a)	201,089	7,379,669
Eiken Chemical Co. Ltd. (l)	949,700	12,874,223
Fukuda Denshi Co. Ltd.	573,400	26,397,397
Gerresheimer AG	441,481	32,468,875
Nakanishi, Inc.	1,190,300	17,950,921
Shimadzu Corp.	624,700	17,558,377
Smith & Nephew PLC	2,044,371	25,124,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Sonova Holding AG	72,743	$23,749,381
Straumann Holding AG	15,718	1,978,714
Tecan Group AG	11,093	2,476,384
		$182,376,334
Metals & Mining – 0.1%
Iluka Resources Ltd.	2,312,804	$7,229,126
Natural Gas - Distribution – 1.1%
China Resources Gas Group Ltd.	4,443,800	$17,594,053
DCC PLC	162,563	10,460,549
Italgas S.p.A.	6,902,001	38,678,458
		$66,733,060
Natural Gas - Pipeline – 0.4%
APA Group	5,207,914	$22,467,365
Network & Telecom – 0.2%
NOHMI BOSAI Ltd. (l)	678,100	$14,195,393
Oil Services – 1.2%
ADNOC Drilling Co. PJSC	9,975,494	$14,475,540
JGC Holdings Corp.	2,548,900	21,082,293
Samsung Engineering Co. Ltd. (a)	1,829,153	20,532,440
Tenaris S.A., ADR	436,499	16,495,297
		$72,585,570
Other Banks & Diversified Financials – 5.0%
Abu Dhabi Islamic Bank PJSC	2,566,770	$9,657,576
AEON Financial Service Co. Ltd. (l)	2,490,600	20,075,131
AEON Thana Sinsap Public Co. Ltd.	2,563,700	9,624,684
Allfunds Group PLC	933,965	4,875,936
Banco Comercial Portugues S.A.	10,454,838	5,032,536
Banco Santander Chile S.A.	96,084,937	4,569,837
Credicorp Ltd.	110,393	20,237,245
E.Sun Financial Holding Co. Ltd.	13,075,477	10,748,497
Federal Bank Ltd.	19,280,761	45,045,776
FinecoBank S.p.A.	1,149,072	19,984,570
Hachijuni Bank Ltd.	3,440,000	21,883,365
Julius Baer Group Ltd.	218,037	14,092,943
Komercni Banka A.S.	465,360	16,230,697
Metropolitan Bank & Trust Co.	27,226,417	33,888,876
Shizuoka Financial Group, Inc.	2,867,100	23,199,927
Shriram Transport Finance Ltd.	792,064	26,641,850
Zenkoku Hosho Co. Ltd. (l)	180,300	6,318,691
		$292,108,137
Pharmaceuticals – 1.7%
Daito Pharmaceutical Co. Ltd. (l)	696,190	$9,199,724
Ipca Laboratories Ltd.	2,316,954	45,876,982
Kalbe Farma Tbk PT	224,705,600	18,987,239
Santen Pharmaceutical Co. Ltd.	1,547,200	15,837,271
Suzuken Co. Ltd./Aichi Japan	339,200	10,167,400
		$100,068,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.9%
ALS Ltd.	1,637,580	$15,284,789
Daiseki Co. Ltd.	1,584,940	36,043,372
		$51,328,161
Precious Metals & Minerals – 0.9%
Agnico Eagle Mines Ltd.	671,129	$52,506,291
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$7,252,424
Wolters Kluwer N.V.	95,426	15,827,602
		$23,080,026
Railroad & Shipping – 0.4%
Sankyu, Inc.	610,100	$21,066,938
Real Estate – 4.0%
Aldar Properties PJSC	6,777,525	$14,171,163
Big Yellow Group PLC, REIT	1,012,081	12,163,432
CapitaLand India Trusts IEU, REIT	22,830,059	17,887,572
CapitaLand Investment Ltd.	16,534,000	31,720,485
Cedar Woods Properties Ltd.	1,124,319	3,827,435
City Developments Ltd.	2,898,600	10,846,004
Embassy Office Parks REIT	3,785,108	16,336,573
LEG Immobilien SE	534,685	45,305,213
Midland Holdings Ltd. (a)(h)	43,113,000	4,662,875
Rural Funds Group, REIT	10,067,724	10,811,510
Shaftesbury Capital PLC, REIT	4,450,039	6,971,019
Swire Properties Ltd.	11,967,000	24,375,753
TAG Immobilien AG (a)	253,019	3,763,609
Unite Group PLC, REIT	3,024,619	30,488,662
		$233,331,305
Restaurants – 1.1%
Cafe de Coral Holdings Ltd.	16,092,000	$16,181,818
Domino's Pizza Enterprises Ltd. (l)	449,295	8,187,003
Greggs PLC	1,215,810	42,272,384
		$66,641,205
Specialty Chemicals – 3.8%
Air Water, Inc.	783,300	$9,454,172
Croda International PLC	684,285	28,997,819
Essentra PLC	12,777,311	21,274,568
Japan Pure Chemical Co. Ltd. (l)	41,700	853,594
Kureha Corp. (l)	411,000	7,468,475
Nihon Parkerizing Co. Ltd.	1,049,600	8,616,476
Nitto Denko Corp.	370,000	6,187,226
NOF Corp.	960,000	13,312,930
Sika AG	59,568	14,164,260
SK KAKEN Co. Ltd.	590,500	35,389,844
Symrise AG	710,411	75,538,003
Taisei Lamick Co. Ltd.	219,800	3,451,321
		$224,708,688
Specialty Stores – 1.6%
Just Eat Takeaway.com (a)	830,870	$11,356,365
Just Eat Takeaway.com (a)(l)	75,723	1,034,985
Kitanotatsujin Corp. (l)	1,132,600	1,071,017
Multiplan Empreendimentos Imobiliarios S.A.	4,451,008	15,187,686
Nishimatsuya Chain Co. Ltd.	1,316,100	19,664,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Shimamura Co. Ltd.	141,000	$7,864,865
ZOZO, Inc. (l)	1,211,700	37,428,719
		$93,608,394
Telecommunications - Wireless – 1.7%
Cellnex Telecom S.A.	1,592,546	$50,202,891
Etihad Etisalat Co.	1,366,462	19,420,096
Infrastrutture Wireless Italiane S.p.A.	2,875,079	29,230,548
		$98,853,535
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	1,037,138	$15,985,873
NOS, SGPS S.A.	1,651,034	5,695,044
		$21,680,917
Trucking – 1.0%
Freightways Group Ltd.	2,282,376	$13,587,167
Hamakyorex Co. Ltd.	459,600	3,917,006
Seino Holdings Co. Ltd.	1,246,700	18,806,079
SG Holdings Co. Ltd. (l)	1,043,800	9,953,193
Trancom Co. Ltd. (l)	29,500	1,908,903
Yamato Holdings Co. Ltd.	844,600	9,473,570
		$57,645,918
Utilities - Electric Power – 0.8%
CESC Ltd.	21,741,271	$47,136,010
Total Common Stocks		$5,731,796,672
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.49% (v)	124,489,397	$124,514,295
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.46% (j)	8,184,769	$8,184,769

Other Assets, Less Liabilities – (0.2)%		(11,038,759)
Net Assets – 100.0%		$5,853,456,977
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $228,503,457 and $5,635,992,279, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$195,057,702	$1,372,671,643	$—	$1,567,729,345
United Kingdom	385,961,903	311,705,304	—	697,667,207
Australia	361,450,529	—	—	361,450,529
Germany	309,932,527	—	—	309,932,527
India	141,974,209	129,637,473	—	271,611,682
Taiwan	253,085,123	—	—	253,085,123
France	124,554,719	104,702,670	—	229,257,389
Hong Kong	215,696,266	—	—	215,696,266
China	197,044,955	—	—	197,044,955
Other Countries	1,359,049,908	269,271,741	—	1,628,321,649
Investment Companies	132,699,064	—	—	132,699,064
Total	$3,676,506,905	$2,187,988,831	$—	$5,864,495,736
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At December 31, 2024, the value of securities loaned was $93,112,331. These loans were collateralized by cash of $8,184,769 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $90,163,191.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$33,923,677	$—	$—	$—	$(4,348,785)	$29,574,892
MFS Institutional Money Market Portfolio	53,007,561	249,695,773	178,190,216	436	741	124,514,295
Midland Holdings Ltd.	4,769,475	—	—	—	(106,600)	4,662,875
PCA Corp.	20,108,197	—	—	—	(1,105,196)	19,003,001
T. Hasegawa Co. Ltd.	63,678,141	—	3,866,715	91,089	(9,154,121)	50,748,394
	$175,487,051	$249,695,773	$182,056,931	$91,525	$(14,713,961)	$228,503,457
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	1,482,165	—
Midland Holdings Ltd.	—	—
PCA Corp.	—	—
T. Hasegawa Co. Ltd.	—	—
	$1,482,165	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2024, are as follows:
Japan	26.8%
United Kingdom	12.3%
Australia	6.2%
Germany	5.3%
India	4.6%
Taiwan	4.3%
France	3.9%
Hong Kong	3.7%
China	3.4%
Other Countries	29.5%